Leases (Details) - Schedule of weighted average remaining lease terms	Dec. 31, 2022
Schedule of Weighted Average Remaining Lease Terms [Abstract]
Weighted average remaining lease term (years)	12 years 4 months 24 days
Weighted average discount rate	2.96%